Performance Trust Municipal Bond Fund
Schedule of Investments
November 30, 2021 (Unaudited)

	Principal
	Amount	Value
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 2.42%
Freddie Mac Multifamily ML Certificates
2019-ML05, 0.247%, 11/25/2033 (a)(b)	$47,329,863	$993,927
2020-ML07, 2.021%, 10/25/2036 (a)(b)(c)	15,554,777	2,996,472
2019-ML06, 1.132%, 06/25/2037 (a)(b)(c)	10,046,316	1,052,753
2021-ML08, 1.846%, 07/25/2037 (a)(b)	18,381,579	3,279,825
2021-ML10, 2.125%, 01/25/2038 (a)(b)	14,450,566	3,020,891
2021-ML11, 0.771%, 03/25/2038 (a)(b)	34,817,718	2,402,423
2021-ML10, 1.578%, 06/25/2038 (a)(b)	15,352,542	2,363,524
2021-ML09, 1.552%, 02/25/2040 (a)(b)	25,476,604	4,026,323
2021-ML12, 1.219%, 07/25/2041 (a)(b)	18,276,000	2,415,539
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $21,531,215)		22,551,677

NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES - 1.17%
California Housing Finance Agency
2021-2, 0.824%, 03/25/2035 (b)	32,500,000	2,182,050
2021-1, 0.796%, 11/20/2035 (b)	43,231,883	2,909,506
2021-3, 0.764%, 11/20/2036 (b)	26,300,000	1,916,744
Washington State Housing Finance Commission
2021-1, 0.725%, 12/20/2035 (b)	63,378,815	3,854,699
TOTAL NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES (Cost $10,777,239)		10,862,999

MUNICIPAL BONDS - 95.11%
Alabama - 1.33%
Alabama Highway Finance Corp.
5.000%, 08/01/2038	2,025,000	2,624,144
5.000%, 08/01/2039	525,000	678,992
5.000%, 08/01/2040	1,060,000	1,368,622
Alabama Public School and College Authority
5.000%, 11/01/2039	4,000,000	5,216,809
City of Homewood, AL
5.000%, 09/01/2033	1,000,000	1,204,117
Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,289,700
		12,382,384
Alaska - 0.69%
Alaska Housing Finance Corp.
5.000%, 12/01/2031	1,145,000	1,410,024
Alaska Industrial Development & Export Authority
5.250%, 06/01/2045	2,735,000	3,160,519
CIVIC Ventures, AK
5.000%, 09/01/2033	1,750,000	1,904,028
		6,474,571
Arizona - 4.07%
Arizona Industrial Development Authority
1.400%, 07/01/2022	150,000	150,091
1.500%, 07/01/2023	150,000	150,386
1.800%, 07/01/2024	175,000	175,599
3.250%, 07/01/2031	2,000,000	2,016,863
4.000%, 02/01/2040	850,000	1,022,365
4.000%, 11/01/2045	2,000,000	2,300,604
4.000%, 11/01/2050	2,500,000	2,860,232
5.000%, 02/01/2037	1,500,000	1,984,446
City of Phoenix Civic Improvement Corp.
5.000%, 07/01/2044	2,500,000	3,071,391
5.500%, 07/01/2038	2,000,000	3,013,726
5.500%, 07/01/2042	1,545,000	2,425,516
Florence Town, Inc. Industrial Development Authority
5.000%, 07/01/2023	175,000	182,012
Industrial Development Authority of the City of Phoenix
4.000%, 07/01/2026 (c)	2,925,000	3,113,886
5.000%, 07/01/2045 (c)	4,000,000	4,411,130
6.750%, 07/01/2044 (c)	3,000,000	3,407,398
Park Central Community Facilities District
4.375%, 07/01/2024	1,205,000	1,250,173
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2047	5,000,000	6,348,128
Tempe Industrial Development Authority
4.000%, 10/01/2023 (c)	85,000	85,036
		37,968,982
Arkansas - 0.16%
County of Saline, AR
3.550%, 06/01/2042	1,410,000	1,451,016
California - 11.60%
Adventist Health System West
2.952%, 03/01/2029	4,175,000	4,409,289
California County Tobacco Securitization Agency
1.750%, 06/01/2030	75,000	75,402
5.000%, 06/01/2033	1,950,000	2,514,131
California Educational Facilities Authority
5.000%, 03/15/2039	1,015,000	1,489,190
5.000%, 06/01/2046	3,500,000	5,430,253
California Municipal Finance Authority
4.000%, 12/01/2026 (c)	2,000,000	2,056,464
5.000%, 12/01/2054 (c)	1,000,000	1,173,648
5.000%, 12/01/2046 (c)	750,000	883,921
California Pollution Control Financing Authority
4.000%, 11/01/2023 (c)(d)	3,000,000	2,987,998
California Public Finance Authority
2.125%, 11/15/2027 (c)	3,000,000	3,027,700
2.875%, 05/15/2027 (c)	1,125,000	1,135,966
California State Public Works Board
5.000%, 11/01/2046	1,250,000	1,635,965
California Statewide Communities Development Authority
6.400%, 06/01/2039	2,415,000	3,265,137
City of Los Angeles Department of Airports
5.000%, 05/15/2046	3,000,000	3,805,188
5.000%, 05/15/2046	3,075,000	3,940,028
City of San Diego, CA Tobacco Settlement Revenue Funding Corp.
4.000%, 06/01/2032	1,545,000	1,708,568
Clovis Unified School District
0.000%, 08/01/2028 (e)	2,175,000	2,005,197
Coachella Valley Unified School District
0.000%, 08/01/2034 (e)	1,145,000	892,702
El Camino Healthcare District
0.000%, 08/01/2028 (e)	1,435,000	1,306,432
Encinitas Union School District
0.000%, 08/01/2035 (e)	1,070,000	1,549,298
Golden State Tobacco Securitization Corp.
3.000%, 06/01/2046	3,750,000	3,862,428
Inland Empire Tobacco Securitization Corp.
3.678%, 06/01/2038	3,425,000	3,591,654
Los Angeles County Public Works Financing Authority
5.000%, 12/01/2042	2,750,000	3,500,955
Los Angeles Housing Authority
5.000%, 06/01/2044	2,200,000	2,584,524
Low Income Investment Fund
3.711%, 07/01/2029	1,000,000	1,069,641
Manteca Redevelopment Agency Successor Agency
2.393%, 10/01/2030	500,000	512,188
Mesa Water District
5.000%, 03/15/2050	4,875,000	6,160,697
Mountain View Shoreline Regional Park Community
5.000%, 08/01/2043	3,145,000	3,870,440
M-S-R Energy Authority
6.500%, 11/01/2039	2,350,000	3,767,351
7.000%, 11/01/2034	1,160,000	1,772,404
Palmdale Elementary School District
0.000%, 08/01/2028 (e)	500,000	452,201
Ravenswood City School District
5.000%, 08/01/2038	1,360,000	1,612,088
Rialto Redevelopment Agency
5.000%, 09/01/2037	1,000,000	1,228,631
Riverside County Redevelopment Successor Agency
5.000%, 10/01/2031	840,000	998,088
San Diego County Regional Transportation Commission
5.000%, 04/01/2048	2,200,000	2,856,296
San Diego Unified School District
0.000%, 07/01/2041 (e)	2,005,000	2,420,150
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	622,272
San Leandro Unified School District
0.000%, 08/01/2039 (e)	2,175,000	2,169,372
San Mateo Foster City Public Financing Authority
5.000%, 08/01/2049	2,000,000	2,541,969
San Mateo Union High School District
0.000%, 09/01/2041 (e)	1,285,000	1,544,918
Santa Barbara Secondary High School District
0.000%, 08/01/2040 (e)	1,000,000	634,133
St. Helena Unified School District
0.000%, 06/01/2036 (e)	2,805,000	3,691,502
State of California
5.000%, 09/01/2041	4,000,000	5,321,556
University of California
5.500%, 05/15/2058	3,720,000	4,706,932
West Contra Costa Unified School District
0.000%, 08/01/2036 (e)	2,020,000	1,497,344
		108,282,211
Colorado - 3.47%
City & County of Denver, CO Airport System Revenue
5.000%, 12/01/2034	2,500,000	3,394,042
City of Fruita, CO Healthcare Revenue
5.000%, 01/01/2028	900,000	925,008
Colorado Health Facilities Authority
5.000%, 08/01/2044	2,410,000	2,962,576
CommonSpirit Health
2.950%, 11/01/2022	1,725,000	1,758,990
El Paso County School District No. 49
5.000%, 12/15/2031	1,500,000	1,740,732
Public Authority for Colorado Energy
6.500%, 11/15/2038	3,800,000	5,905,824
Pueblo City Schools
5.000%, 12/15/2039	2,000,000	2,555,220
Regional Transportation District
4.000%, 07/15/2039	3,535,000	4,614,893
Vauxmont Metropolitan District
5.000%, 12/15/2021	100,000	100,161
5.000%, 12/01/2021	300,000	300,000
5.000%, 12/01/2050	3,450,000	4,286,292
Weld County School District No. RE-2
5.000%, 12/01/2044	3,015,000	3,837,339
		32,381,077
Connecticut - 1.95%
Connecticut State Health & Educational Facilities Authority
4.000%, 07/01/2041	2,250,000	2,604,294
4.000%, 07/01/2042	1,500,000	1,731,219
State of Connecticut
5.000%, 06/01/2041	1,625,000	2,120,387
5.000%, 07/15/2030	6,000,000	7,876,191
State of Connecticut Special Tax Revenue
5.000%, 05/01/2041	3,000,000	3,907,061
		18,239,152
Delaware - 0.48%
University of Delaware
5.000%, 11/01/2038	1,595,000	2,276,800
5.000%, 11/01/2039	1,510,000	2,176,732
		4,453,532
District of Columbia - 1.93%
District of Columbia
5.000%, 03/01/2044	3,460,000	4,390,230
5.000%, 06/01/2055	2,000,000	2,343,389
Metropolitan Washington Airports Authority Aviation Revenue
5.000%, 10/01/2032	2,360,000	2,811,539
5.000%, 10/01/2046	6,650,000	8,451,815
		17,996,973
Florida - 6.32%
Broward County, FL Water & Sewer Utility Revenue
5.000%, 10/01/2038	1,000,000	1,281,728
Capital Trust Agency, Inc.
5.000%, 08/01/2040	300,000	364,950
5.000%, 08/01/2055	800,000	954,700
City of Belle Isle, FL
5.500%, 10/01/2022	120,000	124,294
City of Orlando, FL Tourist Development Tax Revenue
5.000%, 11/01/2038	1,000,000	1,206,347
City of Tampa, FL
5.000%, 07/01/2050	3,500,000	4,345,888
County of Lake, FL
3.375%, 08/15/2026	1,400,000	1,405,064
5.000%, 08/15/2025	4,810,000	4,814,231
County of Miami-Dade, FL
5.000%, 07/01/2043	2,000,000	2,552,997
5.000%, 07/01/2043	1,500,000	1,760,614
5.000%, 07/01/2043	3,500,000	4,415,665
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2038	3,250,000	3,727,669
County of Miami-Dade, FL Seaport Revenue
5.750%, 10/01/2028	545,000	599,624
County of Miami-Dade, FL Water & Sewer System Revenue
5.000%, 10/01/2046	5,500,000	7,098,303
County of Sarasota, FL Utility System Revenue
5.000%, 10/01/2039	2,055,000	2,576,165
5.000%, 10/01/2045	2,000,000	2,571,383
Dade County, FL Professional Sports Franchise Facilities Tax Revenue
5.250%, 10/01/2030	1,040,000	1,375,440
Florida Development Finance Corp.
5.000%, 09/15/2040 (c)	2,050,000	2,296,261
5.500%, 09/15/2025 (c)	1,420,000	1,472,589
6.500%, 01/01/2049 (c)	2,735,000	2,793,515
7.375%, 01/01/2049 (c)	3,000,000	3,272,394
Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,773,172
School Board of Miami-Dade County
5.000%, 03/15/2039	2,645,000	3,078,474
School District of Broward County
5.000%, 07/01/2040	2,500,000	3,080,335
Venetian Community Development District
5.000%, 05/01/2023	55,000	55,695
		58,997,497
Georgia - 2.10%
Americus & Sumter County Hospital Authority
5.125%, 05/15/2023	170,000	175,991
Brookhaven Development Authority
5.000%, 07/01/2039	875,000	1,109,148
City of Atlanta, GA Water & Wastewater Revenue
5.500%, 11/01/2027	1,550,000	1,843,262
City of Conyers, GA
4.300%, 03/01/2031 (d)	1,185,000	1,173,337
Cobb County Kennestone Hospital Authority
4.000%, 04/01/2041	225,000	263,934
5.000%, 04/01/2050	5,000,000	6,215,032
5.000%, 04/01/2037	175,000	221,969
5.000%, 04/01/2038	550,000	696,423
Georgia Municipal Association, Inc.
5.000%, 12/01/2037	500,000	615,724
Macon-Bibb County Housing Authority
1.400%, 11/01/2024	1,200,000	1,204,221
1.625%, 10/01/2024	3,250,000	3,259,503
Main Street Natural Gas, Inc.
5.000%, 05/15/2029	1,250,000	1,554,586
Municipal Electric Authority of Georgia
5.000%, 01/01/2045	1,000,000	1,259,428
		19,592,558
Hawaii - 0.37%
City & County of Honolulu, HI
5.000%, 07/01/2035	900,000	1,173,365
State of Hawaii
5.000%, 01/01/2038	1,885,000	2,320,354
		3,493,719
Illinois - 4.32%
Boone & Winnebago Counties Community Unit School District No. 200
0.000%, 01/01/2024 (e)	815,000	804,549
Boone Mchenry & Dekalb Counties Community Unit School District No. 100
0.000%, 12/01/2023 (e)	520,000	514,652
0.000%, 12/01/2023 (e)	615,000	608,844
0.000%, 12/01/2024 (e)	365,000	357,561
Chicago Board of Education
0.000%, 12/01/2022 (e)	840,000	836,108
Chicago O'Hare International Airport
5.000%, 01/01/2037	2,000,000	2,363,452
5.000%, 01/01/2042	510,000	600,518
Chicago Transit Authority
5.000%, 06/01/2024	750,000	833,332
Cook County School District No. 103
0.000%, 12/01/2022 (e)	850,000	844,969
County of Cook, IL Sales Tax Revenue
4.000%, 11/15/2040	1,905,000	2,257,554
4.000%, 11/15/2041	3,500,000	4,137,942
Illinois Finance Authority
5.000%, 01/01/2034	500,000	590,982
5.000%, 07/01/2037	4,810,000	6,137,551
Macon County School District No. 61 Decatur
5.000%, 12/01/2040	1,580,000	1,940,510
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2026 (e)	2,455,000	2,316,397
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	3,500,000	4,147,487
Railsplitter Tobacco Settlement Authority
5.000%, 06/01/2027	1,375,000	1,617,526
Regional Transportation Authority
5.750%, 06/01/2034	3,000,000	4,174,086
Sales Tax Securitization Corp.
5.000%, 01/01/2027	1,700,000	2,045,571
State of Illinois
5.000%, 03/01/2046	1,000,000	1,241,914
State of Illinois Sales Tax Revenue
6.000%, 06/15/2026	1,575,000	1,931,174
		40,302,679
Indiana - 4.08%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	554,547
Crown Point Multi-School Building Corp.
5.000%, 01/15/2040	7,000,000	9,041,545
Hammond Multi-School Building Corp.
5.000%, 07/15/2034	2,000,000	2,442,612
Indiana Finance Authority
5.000%, 10/01/2044	5,000,000	6,311,343
5.000%, 09/01/2036	1,000,000	1,179,270
Indiana Health Facility Financing Authority
5.000%, 11/15/2034	1,350,000	1,563,963
Indiana Municipal Power Agency
5.000%, 01/01/2042	3,850,000	4,552,713
Indianapolis Local Public Improvement Bond Bank
5.000%, 01/01/2038	1,715,000	2,159,159
5.000%, 01/01/2039	2,500,000	3,210,077
5.250%, 02/01/2039	2,155,000	2,738,151
Northern Indiana Commuter Transportation District
5.000%, 07/01/2033	1,130,000	1,342,106
Purdue University
5.000%, 07/01/2035	700,000	915,935
5.000%, 07/01/2036	1,500,000	1,958,831
5.000%, 07/01/2037	100,000	130,301
		38,100,553
Iowa - 0.50%
Iowa Finance Authority
2.875%, 05/15/2049	40,000	40,038
Iowa Tobacco Settlement Authority
4.000%, 06/01/2049	4,000,000	4,621,362
		4,661,400
Kentucky - 1.33%
County of Trimble, KY
1.300%, 09/01/2044	3,500,000	3,530,025
Grant County School District Finance Corp.
1.400%, 08/01/2022	85,000	85,599
Kentucky Bond Development Corp.
5.000%, 09/01/2049	3,000,000	3,756,958
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026	1,000,000	1,099,085
Kentucky Public Energy Authority
4.000%, 02/01/2050	3,370,000	3,905,205
		12,376,872
Louisiana - 0.79%
East Baton Rouge Sewerage Commission
5.000%, 02/01/2039	2,000,000	2,289,683
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	440,133
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 11/01/2032	1,200,000	1,397,784
5.000%, 12/01/2037	1,685,000	2,108,038
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	408,420
5.250%, 05/15/2033	745,000	760,328
		7,404,386
Maine - 0.27%
Maine Governmental Facilities Authority
5.000%, 10/01/2038	2,010,000	2,541,979
Maryland - 1.69%
City of Baltimore, MD
5.000%, 07/01/2050	2,550,000	3,235,498
County of Anne Arundel, MD
5.000%, 10/01/2046	3,000,000	3,822,148
Maryland Stadium Authority
5.000%, 05/01/2050	4,000,000	5,982,919
State of Maryland Department of Transportation
5.000%, 12/01/2029	2,250,000	2,767,063
		15,807,628
Massachusetts - 2.38%
Commonwealth of Massachusetts
5.000%, 11/01/2045	4,000,000	5,137,499
5.250%, 09/01/2043	2,000,000	2,534,339
Commonwealth of Massachusetts Transportation Fund Revenue
5.000%, 06/01/2049	5,000,000	6,233,816
Massachusetts Educational Financing Authority
5.000%, 07/01/2028	2,250,000	2,737,751
Massachusetts Port Authority
5.000%, 07/01/2039	1,000,000	1,318,147
5.000%, 07/01/2040	875,000	1,151,276
Massachusetts School Building Authority
5.000%, 02/15/2044	2,500,000	3,129,074
		22,241,902
Michigan - 3.65%
Battle Creek School District
5.000%, 05/01/2037	775,000	905,192
Bedford Public School District
5.000%, 05/01/2037	1,150,000	1,447,702
Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,160,878
City of Detroit, MI
4.000%, 04/01/2044	3,000,000	2,835,512
5.000%, 04/01/2046	1,850,000	2,267,845
Detroit City School District
5.250%, 05/01/2027	715,000	884,935
Grand Rapids Public Schools
5.000%, 11/01/2040	1,000,000	1,243,359
Kalamazoo Economic Development Corp.
2.625%, 05/15/2025	1,150,000	1,150,904
Michigan Finance Authority
1.250%, 06/01/2030	115,000	115,408
3.267%, 06/01/2039	6,000,000	6,475,363
3.875%, 10/01/2023	250,000	260,548
5.000%, 12/01/2041	1,990,000	2,513,446
Michigan Strategic Fund
4.000%, 10/01/2061	2,250,000	2,514,447
Schoolcraft Community Schools
5.000%, 05/01/2046	2,000,000	2,521,347
Thornapple Kellogg School District
5.000%, 05/01/2043	2,360,000	2,970,975
Walled Lake Consolidated School District
5.000%, 05/01/2045	2,300,000	2,905,252
Western Michigan University
5.000%, 11/15/2046	1,500,000	1,917,524
		34,090,637
Minnesota - 0.51%
City of Minneapolis, MN
5.000%, 03/01/2029	450,000	472,634
5.750%, 07/01/2055	2,000,000	2,335,278
City of St. Anthony, MN
6.000%, 12/01/2030	1,000,000	1,072,380
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2041	750,000	893,823
		4,774,115
Missouri - 1.77%
Jackson County School District
5.500%, 03/01/2035	1,015,000	1,323,681
5.500%, 03/01/2037	990,000	1,289,199
Kansas City Industrial Development Authority
5.000%, 03/01/2057	3,250,000	3,970,394
Missouri Joint Municipal Electric Utility Commission
5.000%, 12/01/2040	2,000,000	2,358,012
Platte County Reorganized School District
5.250%, 03/01/2040	4,600,000	6,204,856
St. Louis County Industrial Development Authority
5.125%, 09/01/2048	1,250,000	1,399,351
		16,545,493
Nebraska - 1.24%
Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,707,662
Omaha Public Power District
5.000%, 02/01/2046	7,000,000	8,907,442
		11,615,104
Nevada - 0.70%
City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,344,340
County of Clark, NV Department of Aviation
5.000%, 07/01/2036	1,535,000	2,026,846
5.000%, 07/01/2041	2,500,000	3,147,650
		6,518,836
New Hampshire - 0.27%
New Hampshire Health and Education Facilities Authority Act
5.000%, 07/01/2041	2,065,000	2,506,558
New Jersey - 0.90%
Garden State Preservation Trust
5.750%, 11/01/2028	965,000	1,180,346
New Jersey Economic Development Authority
3.375%, 07/01/2030	1,000,000	1,056,459
5.500%, 01/01/2027	300,000	332,729
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2027	765,000	929,020
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027 (e)	2,210,000	2,054,887
0.000%, 12/15/2030 (e)	1,870,000	1,621,467
Tobacco Settlement Financing Corp.
5.000%, 06/01/2033	1,035,000	1,259,076
		8,433,984
New Mexico - 0.08%
City of Santa Fe, NM
2.250%, 05/15/2024	710,000	710,599
New York - 5.40%
Build NYC Resource Corp.
4.000%, 06/15/2031	600,000	666,147
4.000%, 06/15/2041	1,350,000	1,485,934
City of New York, NY
5.000%, 12/01/2037	2,000,000	2,511,267
New York City Industrial Development Agency
0.000%, 03/01/2031 (e)	2,520,000	2,126,669
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2040	5,000,000	6,221,640
New York City Water & Sewer System
5.000%, 06/15/2040	2,040,000	2,524,914
5.000%, 06/15/2050	3,260,000	4,173,288
New York State Dormitory Authority
2.692%, 07/01/2035	1,000,000	1,005,443
2.742%, 07/01/2036	1,205,000	1,210,661
2.792%, 07/01/2037	1,200,000	1,196,649
2.842%, 07/01/2038	1,100,000	1,095,093
4.000%, 08/01/2043	4,700,000	5,391,665
5.000%, 03/15/2041	2,435,000	3,043,876
New York State Urban Development Corp.
5.000%, 03/15/2044	5,615,000	7,160,513
New York Transportation Development Corp.
5.000%, 12/01/2037	1,280,000	1,605,223
Port Authority of New York & New Jersey
5.000%, 09/01/2032	1,525,000	1,688,239
5.000%, 10/15/2040	3,165,000	4,087,978
5.000%, 10/15/2041	2,500,000	3,220,991
		50,416,190
North Carolina - 0.72%
Durham Housing Authority
2.000%, 09/01/2024	1,000,000	1,000,368
North Carolina Medical Care Commission
2.500%, 10/01/2024	740,000	742,247
University of North Carolina at Chapel Hill
5.000%, 12/01/2038	1,500,000	2,025,925
5.000%, 12/01/2039	1,475,000	1,987,719
5.000%, 12/01/2040	700,000	941,537
		6,697,796
North Dakota - 0.58%
City of Larimore, ND
0.850%, 05/01/2024	2,000,000	2,000,001
City of Mandan, ND
2.750%, 09/01/2041	395,000	395,141
County of Burleigh, ND
2.750%, 02/01/2022	3,000,000	3,001,116
		5,396,258
Ohio - 3.72%
City of Columbus, OH
5.000%, 04/01/2040	3,000,000	3,918,223
5.000%, 04/01/2041	2,400,000	3,127,412
County of Cuyahoga, OH
5.500%, 02/15/2052	1,300,000	1,556,916
County of Hamilton, OH
3.374%, 06/01/2034	3,020,000	3,283,139
Franklin County Convention Facilities Authority
5.000%, 12/01/2046	3,000,000	3,702,873
Licking Heights Local School District
5.000%, 10/01/2042	1,000,000	1,205,142
Ohio Higher Educational Facility Commission
3.750%, 12/01/2023	1,790,000	1,815,811
Ohio Water Development Authority Water Pollution Control Loan Fund
5.000%, 12/01/2050	4,285,000	5,461,633
State of Ohio
5.000%, 05/01/2040	5,275,000	6,989,791
5.000%, 01/01/2033	1,000,000	1,235,699
5.000%, 01/01/2037	500,000	665,207
5.000%, 01/01/2038	430,000	570,927
5.000%, 01/01/2039	920,000	1,218,785
		34,751,558
Oklahoma - 0.69%
University of Oklahoma
5.000%, 07/01/2046	5,000,000	6,462,308
Oregon - 1.11%
Benton & Linn Counties Consolidated School District No. 509J & 509A
5.000%, 06/15/2038	1,455,000	1,804,986
Clackamas County Hospital Facility Authority
2.750%, 11/15/2025	500,000	500,405
5.375%, 11/15/2055	500,000	551,647
Hospital Facilities Authority of Multnomah County Oregon
0.950%, 06/01/2027	1,000,000	989,375
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	485,696
5.000%, 08/15/2045	2,420,000	3,054,764
Port of Portland, OR Airport Revenue
5.000%, 07/01/2042	2,485,000	2,927,391
		10,314,264
Pennsylvania - 3.35%
Commonwealth Financing Authority
5.000%, 06/01/2034	1,750,000	2,133,844
5.000%, 06/01/2035	730,000	888,946
Delaware Valley Regional Finance Authority
0.938%, 09/01/2048	1,000,000	1,008,262
Geisinger Authority
5.000%, 04/01/2050	4,080,000	5,082,165
Hopewell Area School District
0.000%, 09/01/2026 (e)	900,000	846,352
Montour School District
5.000%, 04/01/2035	1,825,000	2,101,397
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	889,266
Pennsylvania Turnpike Commission
5.000%, 12/01/2046	6,000,000	7,867,070
5.000%, 12/01/2045	2,500,000	3,197,865
5.000%, 12/01/2046	2,500,000	3,232,524
6.000%, 12/01/2030	625,000	816,530
6.375%, 12/01/2038	2,000,000	2,627,383
Scranton School District
5.000%, 12/01/2035	500,000	602,171
		31,293,775
Puerto Rico - 1.52%
Children's Trust Fund
5.375%, 05/15/2033	760,000	765,280
Commonwealth of Puerto Rico
3.650%, 07/01/2016 (f)	600,000	546,750
4.000%, 07/01/2021 (f)	1,820,000	1,681,225
4.400%, 07/01/2020 (f)	950,000	870,437
8.000%, 07/01/2035 (f)	500,000	438,750
GDB Debt Recovery Authority of Puerto Rico
7.500%, 08/20/2040	3,440,902	3,243,050
Puerto Rico Convention Center District Authority
4.500%, 07/01/2036	1,900,000	1,904,750
Puerto Rico Highway & Transportation Authority
5.850%, 03/01/2027	1,395,000	1,398,488
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 07/01/2024 (e)	2,000,000	1,921,550
0.000%, 07/01/2029 (e)	1,589,000	1,374,646
		14,144,926
Rhode Island - 0.60%
City of Cranston, RI
5.000%, 08/01/2039	1,950,000	2,475,633
Rhode Island Student Loan Authority
5.000%, 12/01/2023	905,000	983,666
5.000%, 12/01/2025	525,000	608,339
5.000%, 12/01/2030	1,175,000	1,498,056
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	45,000	47,550
		5,613,244
South Carolina - 0.81%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	1,000,000	1,349,554
South Carolina Jobs-Economic Development Authority
8.750%, 07/01/2025 (c)(d)	1,000,000	1,026,410
University of South Carolina
5.000%, 05/01/2046	4,000,000	5,169,319
		7,545,283
Tennessee - 0.66%
Memphis-Shelby County Airport Authority
5.000%, 07/01/2045	3,000,000	3,793,383
New Memphis Arena Public Building Authority
0.000%, 04/01/2030 (e)	750,000	782,647
0.000%, 04/01/2031 (e)	1,500,000	1,589,139
		6,165,169
Texas - 9.48%
Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,335,000	1,521,252
Arlington Higher Education Finance Corp.
5.000%, 02/15/2030	1,000,000	1,125,933
5.000%, 08/15/2033	610,000	795,765
5.000%, 08/15/2034	525,000	683,520
Austin Achieve Public Schools, Inc.
5.750%, 06/15/2026	1,000,000	1,001,250
Bexar County Hospital District
5.000%, 02/15/2038	2,135,000	2,620,401
City of Austin, TX Water & Wastewater System Revenue
5.000%, 11/15/2046	2,500,000	3,293,571
City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	1,997,574
City of Houston, TX Combined Utility System Revenue
5.000%, 11/15/2042	2,000,000	2,454,544
City of San Antonio, TX Electric & Gas Systems Revenue
5.000%, 02/01/2044	1,015,000	1,255,795
Clifton Higher Education Finance Corp.
6.000%, 03/01/2029	2,915,000	3,212,597
Colony Economic Development Corp.
7.250%, 10/01/2042	1,500,000	1,615,365
Colony Local Development Corp.
7.250%, 10/01/2033	700,000	755,947
County of Bexar, TX
5.000%, 06/15/2039	1,265,000	1,539,596
County of Fort Bend, TX
5.000%, 03/01/2041	1,500,000	1,927,580
County of Harris, TX
0.775%, 08/15/2035	1,020,000	1,013,063
5.000%, 08/15/2034	1,000,000	1,190,704
Dallas Area Rapid Transit
5.000%, 12/01/2047	2,000,000	2,569,340
5.250%, 12/01/2031	800,000	1,101,983
El Paso Independent School District
5.000%, 08/15/2037	1,250,000	1,475,082
Grand Parkway Transportation Corp.
5.000%, 10/01/2038	2,000,000	2,488,576
Lower Colorado River Authority
5.000%, 05/15/2051	3,925,000	4,873,413
New Hope Cultural Education Facilities Finance Corp.
10.000%, 12/01/2025 (c)(d)	1,000,000	1,095,598
North East Independent School District
5.250%, 02/01/2030	1,025,000	1,359,025
Port Authority of Houston of Harris County Texas
4.000%, 10/01/2046	5,000,000	6,064,125
5.000%, 10/01/2041	5,000,000	6,661,619
Port of Beaumont Industrial Development Authority
4.100%, 01/01/2028 (c)	3,000,000	2,937,390
Pottsboro Higher Education Finance Corp.
2.000%, 08/15/2040	775,000	749,371
San Antonio Water System
5.000%, 05/15/2050	3,010,000	3,797,090
State of Texas
4.000%, 08/01/2033	1,315,000	1,657,799
4.000%, 08/01/2034	1,350,000	1,715,589
5.500%, 08/01/2033	1,000,000	1,213,738
Tarrant County Cultural Education Facilities Finance Corp.
3.000%, 11/15/2026	1,000,000	1,006,555
5.000%, 07/01/2036	1,500,000	1,850,015
5.250%, 11/15/2025	2,070,000	2,077,258
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,735,000	2,001,649
Texas Municipal Gas Acquisition & Supply Corp. III
5.000%, 12/15/2032	2,175,000	2,870,200
Texas Public Finance Authority
8.250%, 07/01/2024	1,500,000	1,513,737
Texas Water Development Board
5.000%, 04/15/2049	4,825,000	5,999,225
University of Texas System
5.000%, 08/15/2039	2,645,000	3,368,082
		88,450,916
Utah - 3.22%
County of Utah, UT
5.000%, 05/15/2041	1,500,000	1,751,553
5.000%, 05/15/2043	3,405,000	4,321,017
Salt Lake City Corp. Airport Revenue
5.000%, 07/01/2042	3,000,000	3,586,457
5.000%, 07/01/2043	1,000,000	1,207,626
5.000%, 07/01/2046	6,865,000	8,682,114
University of Utah
5.000%, 08/01/2040	1,560,000	2,026,003
Utah Associated Municipal Power Systems
5.000%, 09/01/2037	2,030,000	2,439,719
Utah Charter School Finance Authority
5.000%, 10/15/2035	1,500,000	1,693,115
5.000%, 04/15/2039	700,000	848,880
Wildflower Improvement Association
6.625%, 03/01/2031 (c)(d)	3,500,219	3,503,800
		30,060,284
Virginia - 0.31%
Arlington County Industrial Development Authority
5.000%, 07/01/2037	500,000	641,205
County of Botetourt, VA
6.000%, 07/01/2044	2,000,000	2,205,512
		2,846,717
Washington - 2.27%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026 (e)	450,000	432,179
City of Bellingham, WA Water & Sewer Revenue
5.000%, 08/01/2039	1,100,000	1,460,965
5.000%, 08/01/2041	1,225,000	1,619,987
City of Seattle, WA Municipal Light & Power Revenue
5.000%, 04/01/2042	3,000,000	3,766,218
Port of Seattle, WA
5.000%, 04/01/2034	1,500,000	1,665,055
Spokane County School District No. 81
5.000%, 12/01/2036	2,000,000	2,539,702
State of Washington
5.000%, 02/01/2043	5,000,000	6,090,182
Washington Health Care Facilities Authority
5.000%, 10/01/2038	1,555,000	1,764,249
Washington State Housing Finance Commission
2.375%, 01/01/2026 (c)	1,250,000	1,251,089
5.000%, 01/01/2055 (c)	500,000	557,870
		21,147,496
West Virginia - 0.62%
State of West Virginia
5.000%, 06/01/2041	2,510,000	3,163,667
5.000%, 12/01/2043	2,110,000	2,649,431
		5,813,098
Wisconsin - 1.10%
County of Milwaukee, WI Airport Revenue
5.000%, 12/01/2028	1,000,000	1,193,545
Plateville Redevelopment Authority
5.000%, 07/01/2022	170,000	174,287
Public Finance Authority
5.000%, 10/01/2044	1,000,000	1,218,412
5.000%, 07/01/2038	2,000,000	2,469,947
5.250%, 05/15/2037 (c)	510,000	557,981
9.000%, 06/01/2029 (c)(d)	2,000,000	2,003,901
Wisconsin Center District, WI Tax Revenue
0.000%, 12/15/2027 (e)	410,000	373,980
0.000%, 12/15/2028 (e)	255,000	226,806
0.000%, 12/15/2029 (e)	260,000	224,574
0.000%, 12/15/2030 (e)	460,000	385,862
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2034	1,180,000	1,440,523
		10,269,818
TOTAL MUNICIPAL BONDS (Cost $860,256,397)		887,735,497

SHORT-TERM INVESTMENTS - 3.55%
First American Government Obligations Fund - Class X, 0.026% (g)	33,131,467	33,131,467
TOTAL SHORT-TERM INVESTMENTS (Cost $33,131,467)		33,131,467

Total Investments (Cost $925,696,318) - 102.25%		954,281,640
Liabilities in Excess of Other Assets - (2.25)%		(20,977,374)
TOTAL NET ASSETS - 100.00%		$933,304,266

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2021. The coupon is based on an underlying pool of loans.
(b)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(d)	Represents an illiquid security. The total market value of these securities were $11,791,044, representing 1.26% of net assets as of November 30, 2021.
(e)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(f)	Default or other conditions exist at November 30, 2021.
(g)	Seven day yield at November 30, 2021.

Summary of Fair Value Exposure at November 30, 2021

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s investments carried at fair value:

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Agency Commercial Mortgage Backed Securities	$-	$22,551,677	$-	$22,551,677
Non-Agency Commercial Mortgage Backed Securities		10,862,999		10,862,999
Municipal Bonds	-	887,735,497	-	887,735,497
Total Fixed Income	-	921,150,173	-	921,150,173

Short-Term Investments	33,131,467	-	-	33,131,467

Total Investments In Securities	$33,131,467	$921,150,173	$-	$954,281,640

For the period ended November 30, 2021, the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.